Business Combinations - Summary of Consideration Transferred in business combination (Detail) - Dec. 31, 2020 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
SPIL [member]
Disclosure of detailed information about business combination [line items]
Fair value of identifiable net assets acquired	$ 132,033,220
SPIL [member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	168,440,585
Fair value of identifiable net assets acquired	168,440,585
AMPI [member]
Disclosure of detailed information about business combination [line items]
Fair value of identifiable net assets acquired	849,863
AMPI [member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	250,000
Fair value of identifiable net assets acquired	250,000
ASEEE [member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash
Equity instrument issued
Contingent consideration arrangement
Fair value of identifiable net assets acquired
USIPL [member]
Disclosure of detailed information about business combination [line items]
Fair value of identifiable net assets acquired	331,192
USIPL [member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	313,057
Fair value of identifiable net assets acquired	313,057
FAFG [member]
Disclosure of detailed information about business combination [line items]
Fair value of identifiable net assets acquired	8,198,468	$ 291,968
FAFG [member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	10,800,558	384,635
Equity instrument issued	1,734,570	61,772
Contingent consideration arrangement	294,244	10,479
Fair value of identifiable net assets acquired	$ 12,829,372	$ 456,886